Commitments and Contingencies - Additional Information (Detail) € in Millions, £ in Millions, Customers in Millions, $ in Millions			12 Months Ended
	Mar. 31, 2019 USD ($)	Nov. 30, 2018 Customers	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of commitments and contingencies [line items]
Percentage of net worth					165
Financial guarantee contracts [member]
Disclosure of commitments and contingencies [line items]
Collateral on liabilities					€ 0	€ 0
Other commitments [member]
Disclosure of commitments and contingencies [line items]
Collateral on liabilities					1	1
Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Due and punctual payment of payables due under letter of credit agreements					90	88
Atos BPS Ltd [member] | Aegon United Kingdom [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £				£ 6.8
Contractual obligations period			next year	next year
Contract agreement term		15-year
Number of customers | Customers		1.4
Atos BPS Ltd [member] | Aegon United Kingdom [member] | Later than one year [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £				£ 3.1
Atos BPS Ltd [member] | Aegon United Kingdom [member] | Not later than one year [member]
Disclosure of commitments and contingencies [line items]
Contractual obligations transition and conversion charges | £				£ 3.7
Transamerica Corporation [member]
Disclosure of commitments and contingencies [line items]
Amount of damages and interest | $			$ 120
Transamerica Corporation [member] | LTCG [Member]
Disclosure of commitments and contingencies [line items]
Contractual obligations payment amount | $	$ 390
Subsidiaries [member] | Aegon Ltd. [member]
Disclosure of commitments and contingencies [line items]
Securities and notes issued under commercial paper program					€ 1,562	€ 1,808